Investment in Associates (Tables)	6 Months Ended
Jun. 30, 2018
Investment in Associates
Schedule of movements in investment in associates
June 30, 2018
As of January 1, 2018	20,800
Share of profit of associates	827
Dividend declared	(1,138)

As of June 30, 2018	20,489